Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Tootsie Roll Industries, Inc.
Entity Central Index Key	0000098677
Amendment Flag	false